Litigations, Claims and Contingencies (Details Textual) (CAD) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended								12 Months Ended
	Oct. 02, 2010	Mar. 31, 2010	May 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010 claim	Sep. 18, 2013	Nov. 01, 2012	Oct. 12, 2012	Sep. 11, 2012	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member]	Mar. 31, 2010 Cash [Member]	May 12, 2009 Cash [Member]	Mar. 31, 2010 Credit Vouchers [Member]	May 12, 2009 Credit Vouchers [Member]	Nov. 18, 2013 Subsequent Event [Member]
Loss Contingencies [Line Items]
Legal expenses		6,438	18,800
Settlement agreement, consideration		12,362													9,400		9,400	188
Settlement amount to be disbursed							12,362							6,181		6,181
Amount of cheques issued				5,140
Amount of cheques cashed				6,131
Amount of vouchers redeemed				595
Number of new claims filed							6,300
Voucher portion of settlement fund				6,181
Percentage of discount on liability settlement				16.20%
Accretion expense				854	716	616
Estimated litigation liability relating to British Columbia March 5, 2004 class action				6,162	11,303
Estimated litigation liability, percent of loaned amount										23.00%	23.00%
Estimated litigation liability, loan fee											30.00%
Estimated litigation liability, percent of total cost of credit limit									17.00%
Estimate of possible loss								110,000
Estimate of possible loss, interest rate								17.50%
Damages sought, value	60,000
Fee per conviction (in dollars per conviction)																		50,000
Victim fee surcharge percentage																		25.00%
Contingent risk, third party loan portfolio				29,865	27,792
Administrative penalty				25
Customer refund liability relates to British Columbia Compliance Order												1,100
Estimated exposure related to Order				187	248							1,100	248